Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Assumptions

	2011	2010	2009
Risk-free rate of return	0.81% to 2.07%	1.34% to 2.65%	0.40% to 2.82%
Expected dividend yields	1.37% to 1.56%	1.48% to 1.65%	0.00%
Expected award life (years)	5.04 to 5.07	1.00 to 5.08	1.00 to 4.81
Expected volatility	32.2% to 32.8%	31.3% to 31.8%	29.9% to 50.78%

2007 Plan [Member]
Summary Of Stock Option Activity

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	447,603	$36.28
Granted	84	$39.19
Exercised	(3,104)	$35.23
Expired or forfeited	(33,269)	$36.87

Outstanding at December 31, 2011	411,314	$36.70	3.3	$0.0

Vested or expected to vest as of year end	391,759	$36.15	3.3	$0.0

Exercisable at end of year	317,903	$36.82	3.3	$0.0

Summary Of Restricted Share Units Activity Under The 2007 Plan

		Weighted-Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	102,243	$30.11
Granted	95,028	$32.47
Vested and issued	(31,144)	$32.89
Expired or forfeited	(17,754)	$31.87

Outstanding at December 31, 2011	148,373	$31.88

Summary Of Stock-Settled SARs Activity Under The 2007 Plan

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	630,947	$28.22
Granted	493,518	$32.18
Exercised	(13,397)	$28.38
Expired or forfeited	(183,843)	$28.97

Outstanding at December 31, 2011	927,225	$30.18

Vested or expected to vest as of year end	785,833	$37.41

Exercisable at end of year	201,645	$28.53

Summary Of Cash-Settled SARs Activity Under The 2007 Plan

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	659,224	$28.25
Granted	583,709	$32.42
Exercised	(22,342)	$28.07
Expired or forfeited	(134,548)	$29.22

Outstanding at December 31, 2011	1,086,043	$30.38

Vested or expected to vest as of year end	904,555	$30.21

Exercisable at end of year	216,012	$28.26

Amended Plan [Member]
Summary Of The Non-Vested Shares Activity Under The Amended Plan

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	459,434	$36.80
Granted	0	$0.00
Exercised	(10,619)	$28.43
Expired or forfeited	(40,144)	$47.88

Outstanding at December 31, 2011	408,671	$35.93	1.3	$427,676

Vested or expected to vest as of year end	408,671	$35.93	1.3	$427,676

Exercisable at end of year	408,671	$35.93	1.3	$427,676